CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED BALANCE SHEETS
Common shares, par value (in dollars per share)	$ 0	$ 0
Common shares, shares authorized	1,000,000,000	800,000,000
Common shares, shares issued	717,316,622	582,258,622
Common shares, shares outstanding	671,510,912	572,484,072